OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER OPERATING INCOME AND EXPENSES
Schedule of analysis of other operating income and expenses

The analysis of other operating income and expenses for the years ended 31 December 2023, 2022 and 2021 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2023	2022	2021

Other operating expenses:
Consultancy	(281,261)	(227,441)	(190,366)
Utilities	(138,982)	(117,048)	(61,246)
Insurance	(111,743)	(119,109)	(66,840)
Credit card processing	(86,365)	(60,851)	(78,505)
Witholding tax payments (*)	(74,514)	—	—
Provision for doubtful receivables	(49,445)	(28,778)	(8,913)
Rent	(39,404)	(27,609)	(17,288)
Vehicle fuel	(25,262)	(33,747)	(7,853)
Provision for Turkish Capital Markets Board fee (Note 13)	(24,028)	(39,125)	—
Maintenance	(20,311)	(13,309)	(8,560)
Travel	(19,853)	(7,178)	(1,367)
Irrecoverable value added tax	(19,552)	(12,739)	(12,598)
Internet line	(11,824)	(11,061)	(10,358)
Other legal provisions	(9,438)	(19,811)	(1,387)
Stationary	(3,480)	(1,481)	(4,495)
Credit card chargebacks	(3,254)	(6,281)	(12,305)
Provision for Competition Authority investigation (Note 13)	—	—	(345,173)
Settlement provision (Note 13)	—	(462,452)	—
Other	(213,089)	(173,620)	(117,496)
	(1,131,805)	(1,361,640)	(944,750)

Other operating income:
Reversal of provision for Competition Authority investigation (Note 13)	144,575	9,555	—
Contribution income (**)	121,820	—	—
Bank promotion income	69,490	7,825	9,009
Depositary income	60,248	54,159	26,651
Services charged	21,208	15,952	7,780
Partnership income	20,398	—	—
Reversal of other provisions	3,402	1,270	3,874
Income from scrap packaging materials sales	2,777	4,635	4,593
Withholding tax return income (*)	—	14,007	168,799
Other	35,061	22,197	41,631

	478,979	129,600	262,337
(*)

Witholding tax returns are in connection with the advertising services received from digital advertising platforms. The Group has previously received witholding tax amounts from the tax authority as a result of the positive outcome of objection lawsuits filed by the Group against the tax authority. Such amounts were recognised as other operating income in 2021 and 2022 upon recollection. The Council of State overruled the positive decision of the primary court in 2023 and accordingly, the Group repaid such amounts in 2023.

NOTE 18 – OTHER OPERATING INCOME AND EXPENSES (Continued)

(**)

On 5 December 2022, the Company and TurkCommerce B.V. entered into a binding term sheet according to which TurkCommerce B.V. agreed to contribute TRY121,820 thousand (USD3,975 thousand) provided that the two class actions involving the Company to be settled and certain other conditions to be met. On 28 September 2023, subsequent to meeting all conditions in the binding term sheet, the Company signed a contribution agreement with TurkCommerce B.V. for a collection of TRY121,820 thousand (USD3,975 thousand) which has been collected by the Group by purchase of treasury shares (Note 16).